SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising
Costs related to advertising and promotion	$ 361	$ 400	$ 467	$ 275
Net loss per share
Total number of anti-dilutive securities	32,470,307	21,626,451	9,502,111	5,877,388
Factoring of receivables
Amount of financing receivables		1,200	942
Discounts recorded on factoring of receivables		12	37
Commissions on sales of trade receivables		$ 23	$ 4
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	7
Estimated useful life, maximum	15
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	7
Estimated useful life, maximum	15